Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Domestic	$ (24,847)	$ (13,691)
Foreign	(1,885)	1,963
Loss from Continuing Operations before Provision for Income Taxes	$ (26,732)	$ (11,728)